Share capital and share premium - Narrative (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2024 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2024 USD ($) vote shares	Dec. 31, 2023 USD ($) vote shares	Dec. 31, 2022 USD ($) vote shares	Dec. 31, 2024 € / shares shares	Dec. 31, 2023 € / shares shares	Dec. 31, 2022 € / shares shares
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares								€ 1	€ 1	€ 1
Capital contributions					$ 99,642	$ 0	$ 0
Equity Offering
Disclosure of classes of share capital [line items]
Capital contributions		$ 341,000
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares								244,925,650	202,277,366	201,232,560
Par value per share (in euros per share) | € / shares								€ 1.00	€ 1	€ 1.00
Number of votes per share | vote					1	1	1
Ordinary Shares | Settlement of Equity Programs
Disclosure of classes of share capital [line items]
Shares issued during the period (in shares) | shares					2,192,812	1,044,806	1,478,438
Shares issued, transaction costs					$ 92	$ 24	$ 91
Ordinary Shares | Equity Offering
Disclosure of classes of share capital [line items]
Shares issued during the period (in shares) | shares	40,455,472
Shares issued, transaction costs	$ 4,983
Capital contributions	$ 94,700		$ 231,000	$ 280,000